Income Taxes - Reconciliation of Income Tax (Benefit) Expense From Continuing Operations to Statutory Federal Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Reconciliation of Effective Income Tax Rate [Line Items]
Income tax at statutory rate, amount	$ (7,482)	$ (16,114)	$ 16,977
State income tax, net, amount	(1,156)	(1,383)	1,057
Difference in tax expense resulting from:
Nondeductible goodwill impairment, amount		22,500
Nondeductible expenses, amount	960	1,257	1,078
Loss on remeasurement of equity method investment, amount	2,697
Taxes on foreign affiliates, amount	(4,707)	(7,141)	(4,106)
Taxes on foreign operations, amount	1,965	10,192	7,833
Cash surrender value of life insurance, amount	(567)	87	(260)
Qualified production activity deduction, amount		(662)	(980)
Other, amount	(825)	(102)	(970)
Total	$ (9,115)	$ 8,634	$ 20,629
Income tax at statutory rate, effective rate	35.00%	35.00%	35.00%
State income tax, net, effective rate	5.40%	3.00%	2.20%
Difference in tax expense resulting from:
Nondeductible goodwill impairment, effective rate		(48.90%)
Nondeductible expenses, effective rate	(4.50%)	(2.70%)	2.20%
Loss on remeasurement of equity method investment, effective rate	(12.60%)
Taxes on foreign affiliates, effective rate	22.00%	15.50%	(8.50%)
Taxes on foreign operations, effective rate	(9.20%)	(22.10%)	16.20%
Cash surrender value of life insurance, effective rate	2.70%	(0.20%)	(0.50%)
Qualified production activity deduction, effective rate		1.40%	(2.00%)
Other, effective rate	3.80%	0.20%	(1.90%)
Total, effective rate	42.60%	(18.80%)	42.50%